Warrant Liabilities (Details) - Schedule of Fair Value of the Warrant Liabilities	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost
At January 1	RM 1,964,335	$ 416,420
Additions	13,043,907	2,765,180	1,964,335
Exercised	(7,448,077)	(1,578,919)
Currency realignment	54,744	11,605
At December 31	RM 7,614,909	$ 1,614,286	RM 1,964,335